PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment, gross	$ 5,683,641	$ 3,744,641
Accumulated depreciation	(1,066,061)	(697,699)	$ (483,876)
Property and equipment, net	4,617,580	3,046,942	2,814,067
Telecommunications Fiber and Equipment
Property, plant and equipment, gross	5,213,045	3,274,045	3,274,045
Film Production Equipment
Property, plant and equipment, gross	369,903	369,903	0
Office Furniture and Equipment
Property, plant and equipment, gross	82,014	82,104	23,898
Leasehold Improvements
Property, plant and equipment, gross	$ 18,679	$ 18,679	$ 0